Income Tax Recovery (Expense) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Balance as at January 1	47,813	42,046	45,603
Increases for positions related to the current year	2,482	9,708	5,820
Increases for positions related to prior years	6,805	7,394	2,983
Decreases for positions taken in prior years	(3,303)	(4,798)	(964)
Decreases related to expiry of limitation period	(9,153)	(5,000)	(8,084)
Foreign exchange gain	(3,240)	(1,537)	(3,312)
Balance as at December 31	41,404	47,813	42,046

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	As at
	December 31, 2024 $	December 31, 2023 $
Deferred tax assets:
Vessels and equipment	113	19
Tax losses carried forward	1,005	—
Other	3,116	2,338
Total deferred tax assets	4,234	2,357
Deferred tax liabilities:
Vessels and equipment	83	32
Provisions	—	87
Other	47	76
Total deferred tax liabilities	130	195
Net deferred tax assets	4,104	2,162

Schedule of Components of Income Tax Expense (Benefit)	The components of the provision for income tax expense are as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Current	(2,469)	(13,816)	(1,351)
Deferred	2,064	1,224	(885)
Income tax expense	(405)	(12,592)	(2,236)

Schedule of Effective Income Tax Rate Reconciliation	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Net income before taxes	404,072	532,482	237,663
Net income not subject to taxes	(377,996)	(509,581)	(226,668)
Net income subject to taxes	26,076	22,901	10,995
At applicable statutory tax rates	6,198	4,761	3,055
Permanent and currency differences and adjustments to uncertain tax positions	(5,201)	7,505	(645)
Other	(592)	326	(174)
Tax expense related to the year	405	12,592	2,236